Right-of-use assets and lease liabilities	12 Months Ended
Dec. 31, 2022
Right-of-use Assets And Lease Liabilities
Right-of-use assets and lease liabilities

3. Right-of-use assets and lease liabilities

Operating leases

On January 9, 2020, the Company commenced a new five-year sale and leaseback agreement for each of the two suezmaxes, Archangel and Alaska. The agreed net sale price was $61,070. Under these leaseback agreements, there is a seller’s credit of $11,800 on the sales price that becomes immediately payable to the Company by the owners at the end of the five-year charter or upon sale of the vessels during the charter period. As of December 31, 2022, the Company has classified the seller’s credit, as long-term receivable amounting to $11,190. In accordance with ASC 842 and the package of practical expedients, the Company accounts for the transaction as an operating lease.

On December 21, 2020, the Company commenced a new five-year sale and leaseback agreement for the aframax, Sakura Princess. The agreed net sale price was $24,527. Under this leaseback agreement, there is a seller’s credit of $4,425 on the sales price that becomes immediately payable to the Company by the owners at the end of the five-year charter or upon sale of the vessel during the charter period. As of December 31, 2022, the Company has classified the seller’s credit, as long-term receivable amounting to $4,271. In accordance with ASC 842 and the package of practical expedients, the Company accounts for the transaction as an operating lease. Upon execution of the sale and leaseback of the aframax tanker, Sakura Princess, the Company recognized a financial liability amounting to $5,148, being the difference between the sale price of the asset and its fair value, as per ASC 842-40.

On June 21, 2021, the Company commenced a new five-year sale and leaseback agreement for each of the two suezmaxes, Arctic and Antarctic. The agreed net sale price was $52,304. Under these leaseback agreements, there is a seller’s credit of $8,415 on the sales price that becomes immediately payable to the Company by the owners at the end of the five-year charter or upon sale of the vessel during the charter period. As of December 31, 2022, the Company has classified the seller’s credit, as long-term receivable amounting to $7,846. In accordance with ASC 842 and the package of practical expedients, the Company accounts for the transaction as an operating lease. The sale resulted in a loss of $1,696 in aggregate for both suezmaxes, which is included in Loss on sale of vessels in the accompanying Consolidated Statement of Comprehensive Income (Loss).

At December 31, 2022 and 2021, the Company has assessed the recoverability of the seller’s credits, considering the impairment indicators present, resulting in no impairment charge.

As at December 31, 2022, the Company recognized on its consolidated balance sheet a right-of-use assets under operating leases of $31,701 for the two suezmaxes Arctic and Antarctic, $8,560 for the aframax tanker Sakura Princess and $18,445 for the two suezmaxes Archangel and Alaska, equal to the corresponding obligation under operating leases based on the present value of the future minimum lease payments, for each of the five right-of-use assets, respectively. The Company has not incurred any initial direct costs for the sale and leaseback transactions and has not performed any payments prior to the commencement date of the contracts. The leaseback agreements include option periods, which are not recognized as part of the right-of-use assets and the obligation under operating leases.

The incremental borrowing rate used to determine the obligations under operating leases was 3.59% for the sale and leaseback agreement for each of the two suezmaxes, Archangel and Alaska, 2.54% for the sale and leaseback agreement of the aframax, Sakura Princess and 2.98% for the sale and leaseback agreement for each of the two suezmaxes Arctic and Antarctic and the respective weighted average remaining lease term was 2.02, 2.98 and 3.49 years, respectively, as at December 31, 2022 and 3.02, 3.97 and 4.49 years, respectively, as at December 31, 2021. As at December 31, 2022 and 2021, both the right-of use assets and the corresponding obligation under operating leases were $58,706 (current portion $21,737 and non-current portion $36,969) and $88,573 (current portion $29,749 and non-current portion $58,824), respectively. The financial liability recognized for aframax Sakura Princess was $3,195 (current portion $1,031 and non-current portion $2,164) as of December 31, 2022, and $4,193 (current portion $997 and non-current portion $3,196) as of December 31, 2021.

Year	Lease Commitment
2023	$25,922
2024	25,958
2025	15,332
2026	4,991
Minimum net lease payments	$72,203
Less: Present value discount	(10,302)
Total Obligations under operating leases and financial liability (current and non-current portion)	$61,901

The Company has subleased all five vessels and recognized sublease revenue, net of voyage expenses of $54,877, for the year ended 2022, and seven vessels that the Company has recognized sublease revenue, net of voyage expenses of $16,202, and $29,355 for the years ended December 31, 2021 and 2020, respectively.

Finance leases

On December 21, 2017, the Company commenced a five-year sale and leaseback agreement for each of the two suezmaxes, Eurochampion 2004 and Euronike. The agreed net sale price was $65,200. Under these leaseback agreements, there was a seller’s credit of $13,000 on the sales price that would become immediately payable to the Company by the owners at the end of the five-year charter or upon sale of the vessels during the charter period. At inception, the Company accounted the transaction as an operating lease and continued to do so following the adoption of ASC 842 and the package of practical expedients. On October 20, 2022, the Company signed an addendum in the bareboat agreement for each of the two suezmaxes, Eurochampion 2004 and Euronike, whereby had the option to extend the charter period for one year and add two purchase options to repurchase the vessels. In accordance with ASC 842, the Company accounted the transaction as a lease modification and upon reassessment of the classification of the lease, the Company has classified the above transaction as a finance lease, as of the effective date of the modification. In addition, as per ASC 842-10-25-11 the Company reallocated the remaining consideration in the contract and remeasured the lease liability using an updated incremental borrowing rate of 3.9%. The Company has applied the previous seller’s credit as a prepayment in accordance with the agreement as per which the amount of $13,000 shall be applied as partial payment to repurchase the vessels upon exercise of the repurchase options. The lease liability under finance leases as of October 20, 2022, amounted to $29,968. The corresponding right-of-use-assets were adjusted upon remeasurement of the lease liability to $42,968. The Company’s lease liability under finance leases was increased by $229 during the year ended December 31, 2022 presented in the Company’s consolidated statements of comprehensive income (loss) under interest and finance costs, while reduced by $2,164 to reflect the lease payments made during the period, resulting in a total amount of $28,033. The amount of the right-of-use-assets is amortized on a straight-line method based on the estimated remaining economic lives of the vessels and is presented in the Company’s consolidated statements of comprehensive income (loss) under depreciation and amortization. The Company’s right-of-use-assets were amortized by $1,116, resulting in a total amount of $41,851. The weighted average remaining lease term for each of the two suezmaxes, Eurochampion 2004 and Euronike was 0.05 years, as at December 31, 2022. During February 2023, the Company exercised one of the purchase options and repurchased both vessels at a purchase price of $13,750 each, net of the seller’s credit amount of $6,500 for each vessel.

The annual lease payments as at December 31, 2022 are as follows:

Year	Lease Commitment
2023	$28,093
Minimum net lease payments	$28,093
Less: Discounting effect	(60)
Total Obligations under finance leases	$28,033

Discounting effect represents estimated interest payments using incremental borrowing rate of 3.9%.

The Company has subleased both vessels, the amount of $17,916 and $4,407 was recognized as sublease revenue, net of voyage expenses for the operating lease period (January 1, 2022 until October 20,2022) and the finance lease period, respectively (October 20,2022 until December 31, 2022).